Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Share Capital and Share Premium

	2025	2024	2023
	(in thousands)
	£	£	£
Share capital	14,340	5,681	2,114
Share premium	175,246	146,146	141,306
	189,586	151,827	143,420

	Number	Number	Number
	(in thousands)
	Nominal value £0.0004	Nominal value £0.04	Nominal value £0.04
Issued share capital comprises:
Ordinary shares	20,809,855	142,037	52,860
Deferred shares	15,040,466	—	—
	35,850,321	142,037	52,860

Summary of Movement in the Share Capital

	Number of ordinary shares	Number of deferred shares	Ordinary share capital	Deferred share capital	Share premium
	(in thousands)
			£	£	£
Fully paid shares:
Balance at December 31, 2023	52,860	—	2,114	—	141,306
Exercise of share options	149	—	6	—	1
Issue of share capital	89,028	—	3,561	—	4,839
Balance at December 31, 2024	142,037	—	5,681	—	146,146
Exercise of share options	29	—	1	—	—
Issue of share capital	9,858	—	394	—	81
Share issue expenses	—	—	—	—	(14)
Balance pre-subdivision and reclassification	151,924	—	6,076	—	146,213
Sub-division and reclassification of share capital	—	15,040,466	(6,016)	6,016	—
Issue of share capital	11,330,287	—	4,533	—	15,177
Exercise of warrants	9,327,644	—	3,731	—	15,188
Share issue expenses	—	—	—	—	(1,332)
Balance at December 31, 2025	20,809,855	15,040,466	8,324	6,016	175,246